Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

September 11, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, Aztlan North America Nearshoring Stock Selection ETF, is Post-Effective Amendment No. 194 and Amendment No. 195 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC